INQQ The India Internet ETF

Schedule of Investments

November 30, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 100.7%

India — 98.9%

Communication Services — 9.8%
Affle India*	99,594	$1,849,305
Info Edge India	182,670	2,716,539
Nazara Technologies*	446,911	1,276,817
		5,842,661

Consumer Discretionary — 30.0%
BrainBees Solutions*	401,999	1,359,509
Cartrade Tech*	73,350	2,532,019
Easy Trip Planners*	3,212,138	255,326
Eternal*	1,531,870	5,139,486
FSN E-Commerce Ventures*	1,054,595	3,151,612
Jubilant Foodworks	357,994	2,407,372
Le Travenues Technology*	239,234	713,844
MakeMyTrip*	32,811	2,342,377
		17,901,545

Consumer Staples — 6.0%
Honasa Consumer*	222,529	721,218
Swiggy*	669,646	2,832,132
		3,553,350

Energy — 8.7%
Reliance Industries	293,638	5,145,785

Financials — 37.0%
Angel One	77,322	2,337,273
Bajaj Finance	426,063	4,941,897
Go Digit General Insurance*	348,593	1,395,775
Indian Energy Exchange	1,170,197	1,822,262
Jio Financial Services	1,182,576	4,048,238
One 97 Communications*	263,565	3,891,265
PB Fintech*	177,632	3,612,117
		22,048,827

Industrials — 5.3%
IndiaMart InterMesh	56,101	1,448,820
Zinka Logistics Solutions*	230,988	1,724,388
		3,173,208

Information Technology — 2.1%
CE Info Systems	26,035	487,737
Description	Shares	Fair Value

India — continued

Information Technology — continued
Tanla Platforms	122,994	$761,773
		1,249,510
		58,914,886
Sweden — 1.8%

Information Technology — 1.8%
Truecaller, Cl B	407,227	1,079,405

Total Common Stock
(Cost $52,061,219)		59,994,291

Total Investments - 100.7%
(Cost $52,061,219)		$59,994,291

Percentages are based on net assets of $59,565,604.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

INQ-QH-001-0800